March 5, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Absolute Insight Funds, Inc.

- BNY Mellon Absolute Insight Multi-Strategy Fund

 1933 Act File No.: 333-202460
 1940 Act File No.: 811-23036
 CIK No.: 0001635295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for the above-referenced Fund and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2018.

Please address any comments or questions to my attention at (412) 236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Analyst/Paralegal